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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                          Pioneer Europe Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

 PIONEER
                                   ----------
                                     EUROPE
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        1
Portfolio Summary                                                            2
Performance Update                                                           3
Portfolio Management Discussion                                              8
Schedule of Investments                                                     12
Financial Statements                                                        18
Notes to Financial Statements                                               27
Trustees, Officers and Service Providers                                    34
The Pioneer Family of Mutual Funds                                          35
Programs and Services for Pioneer Shareowners                               36

Pioneer Europe Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood
-----------------------------------
Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Europe Fund
PORTFOLIO SUMMARY 4/30/04

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

International Common Stocks     98.9%
Preferred International Stocks   1.1%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[REPRESENTATION OF LINE CHART]

United Kingdom         29.7%
France                 21.2%
Switzerland            12.8%
Germany                11.1%
Netherlands             7.4%
Italy                   5.9%
Spain                   3.6%
Ireland                 3.0%
Sweden                  2.7%
Finland                 1.6%
Belgium                 1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Vodafone Group Plc                      4.67%
 2.   BP Amoco Plc                            4.49
 3.   Total SA                                3.14
 4.   Nestle SA (Registered Shares)           2.97
 5.   Eni S.p.A.                              2.94
 6.   AstraZeneca Plc                         2.94
 7.   BNP Paribas SA                          2.81
 8.   HSBC Holding Plc                        2.75
 9.   Zurich Financial Services               2.56
10.   Royal Bank of Scotland Group Plc.       2.45

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


Net Asset Value
per Share                 4/30/04      10/31/03
                          $25.21       $22.66

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.0927      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2004)

             Net Asset    Public Offering
Period         Value          Price*
 10 Years       6.62          5.99
 5 Years       -3.13         -4.27
 1 Year        28.06         20.67

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment+

            Pioneer Europe       MSCI Europe
 Date            Fund*              Index

"4/94"           9,425             10,000
                 9,983             10,309
"10/95"         11,492             11,672
                13,538             13,709
"10/97"         17,369             17,272
                19,888             21,256
"10/99"         21,680             23,919
                23,160             24,143
"10/01"         16,159             18,628
                13,719             16,040
                16,025             19,917
"4/04"          17,894             22,481

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
  Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $23.16       $20.85


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2004)

                If           If
Period         Held       Redeemed*
 10 Years      5.69%        5.69%
 5 Years      -4.06        -4.25
 1 Year       26.70        22.70

  All returns reflect reinvestment of
  distributions at net asset value.

* Reflects deduction of the maximum
  applicable contingent deferred sales
  charge (CDSC) at the end of the period.
  The maximum CDSC of 4% declines to zero over six years.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment+

            Pioneer Europe       MSCI Europe
 Date            Fund*              Index

"4/94"          10,000             10,000
                10,539             10,309
"10/95"         12,060             11,672
                14,089             13,709
"10/97"         17,493             17,272
                20,367             21,256
"10/99"         22,021             23,919
                23,322             24,143
"10/01"         16,106             18,628
                13,545             16,040
                15,655             19,917
"4/04"          17,390             22,481

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
  Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $23.10       $20.79


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $   -        $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2004)

                      If           If
Period               Held       Redeemed*
Life-of-Class
(1/31/96)            4.27%         4.27%
5 Years             -4.03         -4.03
1 Year              26.78         26.78

  All returns reflect reinvestment of distributions at net asset value.
* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment+

            Pioneer Europe       MSCI Europe
 Date            Fund*              Index

"1/96"          10,000             10,000
                11,391             11,232
"10/97"         14,520             14,151
                16,509             17,414
"10/99"         17,862             19,596
                18,921             19,780
"10/01"         13,077             15,262
                10,992             13,141
                12,710             16,317
"4/04"          14,122             18,418

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
  Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $25.11       $22.67


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.2025      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns+
(As of April 30, 2004)

               If         If
Period        Held     Redeemed*
 10 Years     6.15       6.15
 5 Years     -3.50      -3.50
 1 Year      28.11      28.11

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment+

            Pioneer Europe       MSCI Europe
 Date            Fund*              Index

"4/94"          10,000             10,000
                10,560             10,309
"10/95"         12,095             11,672
"10/97"         18,106             17,272
                20,624             21,256
"10/99"         22,374             23,919
                23,780             24,143
"10/01"         16,506             18,628
                13,945             16,040
                16,263             19,917
"4/04"          18,160             22,481

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

++ The Morgan Stanley Capital International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. These countries are:
   Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $25.94       $23.40


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.2739      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Europe Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index.

Average Annual Total Returns
(As of April 30, 2004)

                    If          If
Period             Held      Redeemed*
Life-of-Class
(7/2/98)          -3.71%        -3.71%
5 Years           -2.54         -2.54
1 Year            28.96         28.96

[REPRESENTATION OF MOUNTAIN CHART]

Value of $10,000 Investment+

            Pioneer Europe       MSCI Europe
 Date            Fund*              Index

"7/98"          10,000             10,000
                 8,458              9,064
                 9,269             10,199
"10/00"          9,950             10,295
                 6,973              7,943
"10/02"          5,960              6,840
                 7,015              8,494
"4/04"           7,860              9,587

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ Index comparison begins July 31, 1998. The Morgan Stanley Capital
  International (MSCI) Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far
  East) Index. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Europe Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------

European stocks continued their rally during the six months ended April 30, 2004, which constituted the first half of Pioneer Europe Fund's fiscal year. During this time, we saw signs of renewed interest in and a rotation back toward higher-quality investments. However, the pace of economic recovery is being tempered by higher oil prices and expectations of rising interest rates. In the following interview, Stan Pearson, a member of the Fund's portfolio management team, discusses the overarching factors facing investors during the reporting period and his continuing efforts to position the Fund for positive growth.

Q: How did the Fund perform during the six months ended April 30, 2004?

A: Reflecting a notable improvement in business confidence and economic growth across Europe, the Fund performed well in absolute terms. For the six months ended April 30, 2004, the Fund's Class A, B and C shares returned 11.67%, 11.08% and 11.11% at net asset value, respectively. The Fund's investments in cyclical sectors, such as automobiles and capital goods, performed well in November and December, while January saw a rally in its technology holdings. In March and April, investors shifted their focus away from the more cyclical areas of the stock market toward the utilities, energy and telecom sectors, which benefited the Fund.

   One of the more positive contributors to performance was the Fund's investment in Zurich Financial (Switzerland), which we purchased during the reporting period. This company, which is benefiting from an improving outlook for the insurance sector, had an attractive valuation at the time of purchase and outperformed both the sector and the broader equity market. In the energy sector, we sold investments in Royal Dutch Petroleum (Holland) and Shell Transport & Trading (United Kingdom) and reinvested the proceeds in BP Amoco (United Kingdom) - a decision that proved successful. BP Amoco is benefiting from its substantial production growth thanks to past investments. Furthermore, the company is carrying a lot of cash, which it may use to increase returns to its shareholders through dividends or share buy-back programs. Additionally the company may reinvest the proceeds from the high price of oil. Elsewhere in the sector, oil and gas producer Eni (Italy) outperformed thanks to its attractive valuation and exposure to rising oil prices.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Investments in food giant Nestle (Switzerland) appreciated strongly as a result of market share growth and rising profit margins. Finally, European small-sized companies outperformed during the six months. The portfolio benefited from such small-capitalization holdings as medical equipment manufacturer Getinge (Sweden), pharmaceutical distributor Celesio (Germany) and Depfa Bank (Germany), which specializes in low-risk loans to the German government and other public sector institutions.

Q: How did the Fund's performance compare to its benchmark?

A: On a relative basis, the Fund underperformed its benchmark, the Morgan
   Stanley Capital International (MSCI) Europe Index, which posted a return of 12.87% for the six months ended April 30. Several factors contributed to the modest underperformance. First, mobile phone and network manufacturer Nokia (Finland) surprised the market with two profit warnings and disappointing results. Secondly, unlike the benchmark, the Fund didn't own pharmaceutical Aventis, which rose sharply after a takeover bid from Sanofi. The Fund did hold Sanofi (France), but investors penalized the company for its decision to bid for Aventis. We think that this situation is temporary and will hold onto Sanofi, because we believe the merger will create appreciation potential.

   Elsewhere in the pharmaceutical sector, investments in GlaxoSmithKline (United Kingdom) underperformed when the company released disappointing first quarter results. The company was recovering in the final months of the reporting period. Finally, while our decision to overweight investments in the capital goods sector proved successful, our stock selection was a bit disappointing. Swedish engineering companies Sandvik, Atlas Copco and SKF had absolute positive performance, but underperformed other companies in the capital goods sector that rallied more strongly on optimism about restructuring programs.

Q: Is the higher cost of oil having an impact on the recovery?

A: We're watching the situation closely, because European stocks could react negatively if oil prices continue to climb sharply, which, in turn, could weaken European economic growth and consumer confidence. In early May, oil prices hit a 13-year high. If this trend continues, oil-sensitive industries, such as chemicals, airlines,

Pioneer Europe Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04                            (continued)
--------------------------------------------------------------------------------

   leisure and autos, could suffer disproportionately. However, we don't think oil prices will stay at these levels. We think we're seeing more of a short-term spike.

Q: Given current market conditions in European markets, how are you positioning the portfolio?

A: We continue to overweight investments in the capital goods sector. We think this sector will benefit from increasing levels of capital expenditure as global demand increases and companies become more confident. Schneider Electric (Germany), ACS (Spain) and Saint Gobain (France) exemplify our strategy.

   We're limiting positions in the technology hardware and software sector, because we believe stock prices of many of these companies are inflated and already reflecting future growth. In the telecommunications sector, we've uncovered interesting companies but prefer operators with a high level of exposure to the European mobile market, which continues to generate attractive growth. The imminent rollout of third-generation mobile technology across Europe may prove successful and has not been discounted in today's share prices. The portfolio's prominent holdings in the sector include Belgacom (Belgium) and Vodafone (United Kingdom) - the Fund's largest holding on April 30.

   In the pharmaceutical sector, we think a host of high-quality companies are trading at attractive valuations. We'll continue to hold Sanofi, which should enjoy synergies through its merger with Aventis, in addition to a well-diversified drug portfolio and an improved presence in the critical U.S. market. Other holdings include Roche Holdings (Switzerland) and AstraZeneca (United Kingdom). Both of these pharmaceuticals offer a selection of high potential new treatments in the late stage of development, which should positively impact future sales and earnings growth potential.

Q: Could you update us on the euro?

A: Certainly. After two years of appreciation versus the U.S. dollar, it is probable that we are entering into a period of greater stability in the exchange rate. We believe there is room for some further moderate appreciation of the euro versus the dollar. European companies have coped well with the challenges presented by a stronger

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   currency - cutting costs or hedging currency exposure without suffering dramatic effects on earnings.

Q: Do European equities still represent an attractive investment strategy?

A: Absolutely. Many European companies have successfully restructured over recent years, reducing debt and increasing cash flow. The companies are currently flush with a substantial amount of cash, which we anticipate will be used in the coming months to purchase attractively priced companies or to increase their capital expenditure in their own businesses. In some cases, companies may use the cash to raise dividends or initiate share buy-back programs. All of these actions bode well for the near- and medium-term outlook for European stock prices.

Q: What is your outlook?

A: We think European equities are poised to continue to perform well versus other asset classes. The global economic recovery is well underway, led by the strong U.S. economy. The European economy continues to demonstrate a less robust pace of economic growth, but stock price valuations in Europe's equity markets remain attractive and fully reflect the moderate pace of growth in the region. A relatively high level of dividend yield and a low cost of borrowing also support the favorable valuations.

   The early phase of the recovery has clearly favored low-quality, highly leveraged companies rebounding from multi-year lows. The rebound of low-quality companies was closely linked to improvements in credit conditions and a reassessment of risk tolerance by investors - common in the early phases of a recovery. We believe that 2004 is likely to be a year of transition towards a greater focus on higher-quality companies with strong cash flow, solid balance sheets and attractive dividends, such as those constituting your portfolio.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

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Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------


  Shares                                                                 Value
             PREFERRED STOCK - 1.1%
             Automobiles & Components - 1.1%
             Automobile Manufacturers - 1.1%

  3,163      Porsche AG Designs                                   $  1,960,453
                                                                  ------------
             TOTAL PREFERRED STOCK
             (Cost $896,977)                                      $  1,960,453
                                                                  ------------
             COMMON STOCKS - 97.5%
             Energy - 10.4%
             Integrated Oil & Gas - 7.3%

910,422      BP Amoco Plc                                         $  7,883,421
254,326      Eni S.p.A.                                              5,165,909
                                                                  ------------
                                                                  $ 13,049,330
                                                                  ------------
             Oil & Gas Refining Marketing & Transportation - 3.1%
 29,819      Total SA                                             $  5,510,477
                                                                  ------------
             Total Energy                                         $ 18,559,807
                                                                  ------------
             Materials - 6.1%
             Commodity Chemicals - 1.4%

 47,994      BASF India, Ltd.                                     $  2,473,941
                                                                  ------------
             Construction Materials - 3.0%

130,583      CRH Plc                                              $  2,783,792
 30,340      Lafarge SA                                              2,525,402
                                                                  ------------
                                                                  $  5,309,194
                                                                  ------------
             Diversified Metals & Mining - 1.7%

 71,110      Rio Tinto Plc                                        $  1,559,710
 44,206      Sandvik AB                                              1,438,229
                                                                  ------------
                                                                  $  2,997,939
                                                                  ------------
             Total Materials                                      $ 10,781,074
                                                                  ------------
             Capital Goods - 6.7%
             Aerospace & Defense - 1.4%

382,852      Bae Systems                                          $  1,423,204
 40,025      European Aeronautic Defence                             1,011,449
                                                                  ------------
                                                                  $  2,434,653
                                                                  ------------
             Construction & Engineering - 2.7%

 47,379      ACS, Actividades de Construccion y Servicios, SA     $  2,299,814
 47,875      Compagnie de Saint Gobain                               2,415,057
                                                                  ------------
                                                                  $  4,714,871
                                                                  ------------

   The accompanying notes are an integral part of these financial statements.

12
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                        Value
              Electrical Components & Equipment - 1.4%
  37,410      Schneider Electric SA                       $  2,517,991
                                                          ------------
              Industrial Machinery - 1.2%

  24,497      Atlas Copco AB                              $    859,544
  39,227      SKF AB                                         1,345,571
                                                          ------------
                                                          $  2,205,115
                                                          ------------
              Total Capital Goods                         $ 11,872,630
                                                          ------------
              Commercial Services & Supplies - 1.2%
              Diversified Commercial Services - 1.2%
 103,268      TNT Post Group NV                           $  2,224,985
                                                          ------------
              Total Commercial Services & Supplies        $  2,224,985
                                                          ------------
              Automobiles & Components - 1.0%
              Auto Parts & Equipment - 1.0%

  38,323      Compagnie Generale
              des Etablissements Michelin*                $  1,791,841
                                                          ------------
              Total Automobiles & Components              $  1,791,841
                                                          ------------
              Hotels, Restaurants & Leisure - 1.6%
              Restaurants - 1.6%

 215,395      Compass Group Plc                           $  1,356,801
 109,160      GUS Plc                                        1,512,748
                                                          ------------
                                                          $  2,869,549
                                                          ------------
              Total Hotels, Restaurants & Leisure         $  2,869,549
                                                          ------------
              Media - 3.7%
              Advertising - 0.7%

  38,641      Publicis SA                                 $  1,156,961
                                                          ------------
              Publishing - 3.0%

 144,944      Elsevier NV                                 $  2,034,502
  97,585      Vivendi Universal*                             2,453,159
  31,391      VNU NV                                           877,478
                                                          ------------
                                                          $  5,365,139
                                                          ------------
              Total Media                                 $  6,522,100
                                                          ------------
              Retailing - 1.1%
              Department Stores - 0.6%

  24,172      Metro AG                                    $  1,070,846
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------


   Shares                                                       Value
              Specialty Stores - 0.5%

 318,840      MFI Furniture Group Plc *                  $    889,643
                                                         ------------
              Total Retailing                            $  1,960,489
                                                         ------------
              Food & Drug Retailing - 4.7%
              Food Retail - 4.7%

 168,822      Koninklijke Ahold NV *                     $  1,306,146
  20,624      Nestle SA (Registered Shares)                 5,211,210
 406,019      Tesco Plc                                     1,802,904
                                                         ------------
                                                         $  8,320,260
                                                         ------------
              Total Food & Drug Retailing                $  8,320,260
                                                         ------------
              Food, Beverage & Tobacco - 1.6%
              Tobacco - 1.6%

 190,829      British American Tobacco Plc               $  2,898,480
                                                         ------------
              Total Food, Beverage & Tobacco             $  2,898,480
                                                         ------------
              Health Care Equipment & Services - 1.4%
              Health Care Distributors - 0.7%

  22,546      Celesio AG                                 $  1,255,874
                                                         ------------
              Health Care Equipment - 0.7%

 101,017      Getinge AB (B Shares)                      $  1,163,851
                                                         ------------
              Total Health Care Equipment & Services     $  2,419,725
                                                         ------------
              Pharmaceuticals & Biotechnology - 9.9%
              Pharmaceuticals - 9.9%

 110,039      AstraZeneca Plc                            $  5,162,502
 173,668      GlaxoSmithKline Plc                           3,599,273
  41,068      Novartis AG                                   1,828,619
  35,418      Roche Holdings AG                             3,710,691
  36,515      Sanofi-Synthelabo SA                          2,317,807
  19,002      Schering AG                                     997,928
                                                         ------------
                                                         $ 17,616,820
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $ 17,616,820
                                                         ------------
              Banks - 14.7%
              Diversified Banks - 14.7%

 107,889      Allied Irish Banks Plc                     $  1,554,436
 132,799      Banco Bilbao Vizcaya Argentaria SA            1,751,105
 402,316      Barclays Plc                                  3,633,601

   The accompanying notes are an integral part of these financial statements.

14
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Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                     Value
              Diversified Banks (continued)

  82,101      BNP Paribas SA                           $  4,926,249
 103,789      Credit Agricole SA*                         2,558,155
  50,406      CS Group*                                   1,774,558
   5,744      Depfa Bank Plc                                859,844
 336,915      HSBC Holding Plc                            4,830,408
 142,662      Royal Bank of Scotland Group Plc            4,293,251
                                                       ------------
                                                       $ 26,181,607
                                                       ------------
              Total Banks                              $ 26,181,607
                                                       ------------
              Diversified Financials - 8.5%
              Diversified Financial Services - 8.5%

  15,601      Deutsche Bank AG                         $  1,284,563
  42,125      Deutsche Boerse AG                          2,314,693
  30,007      Euronext*                                     872,213
  80,286      ING Groep NV                                1,719,244
  40,959      Societe Generale AG*                        3,409,293
  18,488      Swiss Re                                    1,214,873
  60,478      UBS AG                                      4,293,234
                                                       ------------
                                                       $ 15,108,113
                                                       ------------
              Total Diversified Financials             $ 15,108,113
                                                       ------------
              Insurance - 5.6%
              Life & Health Insurance - 0.8%

  51,755      Assicurazioni Generali                   $  1,365,517
                                                       ------------
              Multi-Line Insurance - 4.1%

 132,978      AXA SA*                                  $  2,798,219
  28,397      Zurich Financial Services*                  4,484,543
                                                       ------------
                                                       $  7,282,762
                                                       ------------
              Reinsurance - 0.7%

  38,718      Hannover Rueckversicheru*                $  1,328,983
                                                       ------------
              Total Insurance                          $  9,977,262
                                                       ------------
              Software & Services - 0.6%
              IT Consulting & Other Services - 0.6%

  17,038      Atos Origin*                             $    986,609
                                                       ------------
              Total Software & Services                $    986,609
                                                       ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------


   Shares                                                            Value
              Technology Hardware & Equipment - 5.7%
              Semiconductors - 1.6%

  104,786     Philips Electronics NV                          $  2,851,292
                                                              ------------
              Communications Equipment - 1.6%

  201,179     Nokia Oyj                                       $  2,828,661
                                                              ------------
              Computer Hardware - 0.7%

  475,118     Dixons Group Plc                                $  1,310,944
                                                              ------------
              Electronic Equipment & Instruments - 1.8%

   44,490     Siemens AG                                      $  3,210,330
                                                              ------------
              Total Technology Hardware & Equipment           $ 10,201,227
                                                              ------------
              Telecommunication Services - 10.0%
              Alternate Carriers - 1.0%

   72,184     France Telecom                                  $  1,740,263
                                                              ------------
              Integrated Telecommunication Services - 4.4%

   56,514     Belgacom SA*                                    $  1,712,406
  238,014     Telecom Italia Mobile S.p.A.*                      1,351,173
  758,367     Telecom Italia S.p.A.*                             2,425,051
  155,440     Telefonica SA                                      2,310,281
                                                              ------------
                                                              $  7,798,911
                                                              ------------
              Wireless Telecommunication Services - 4.6%

3,362,002     Vodafone Group Plc                              $  8,187,710
                                                              ------------
              Total Telecommunication Services                $ 17,726,884
                                                              ------------
              Utilities - 3.0%
              Electric Utilities - 3.0%

   54,676     E.On AG                                         $  3,621,196
  234,287     National Grid Transco Plc                          1,780,111
                                                              ------------
                                                              $  5,401,307
                                                              ------------
              Total Utilities                                 $  5,401,307
                                                              ------------
              TOTAL COMMON STOCKS
              (Cost $146,159,843)                             $173,420,769
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                      Value
             RIGHTS/WARRANTS - 0.0%

             Diversified Financials - 0.0%
             Diversified Financial Services - 0.0%

  80,286     ING Groep NV Rights, 5/18/04              $     47,116
                                                       ------------
             TOTAL RIGHTS/WARRANTS
             (Cost $0)                                 $     47,116
                                                       ------------
             TOTAL INVESTMENT IN SECURITIES - 98.6%
             (Cost $147,056,820)(a)(b)(c)              $175,428,338
                                                       ------------
             OTHER ASSETS AND LIABILITIES - 1.4%       $  2,421,045
                                                       ------------
             TOTAL NET ASSETS - 100.0%                 $177,849,383
                                                       ============

*   Non-income producing security.

(a) Distribution of investments by country of issue, as a percentage of total equity holdings is as follows:

    United Kingdom                                             29.7%
    France                                                     21.2
    Switzerland                                                12.8
    Germany                                                    11.1
    Netherlands                                                 7.4
    Italy                                                       5.9
    Spain                                                       3.6
    Ireland                                                     3.0
    Sweden                                                      2.7
    Finland                                                     1.6
    Belgium                                                     1.0
                                                              -----
    Total                                                     100.0%
                                                              =====

(b) At April 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $149,727,594 was as follows:

    Aggregate gross unrealized gain for all investments in which there is an
    excess of value over tax cost                       $27,897,544

    Aggregate gross unrealized loss for all investments in which there is an
    excess of tax cost over value                        (2,196,800)
                                                        -----------
    Net unrealized gain                                 $25,700,744
                                                        ===========

(c) At October 31, 2003, the Fund had a net capital loss carryforward of $70,123,211 of which the following amounts will expire between 2008 and 2011, if not utilized:

    $5,276,444 in 2008
    $27,419,760 in 2009
    $23,790,437 in 2010
    $13,636,570 in 2011


Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2004 aggregated $54,160,905 and $70,086,045, respectively.

   The accompanying notes are an integral part of these financial statements.

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Pioneer Europe Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
   Investment in securities, at value (cost $147,056,820)               $175,428,338
   Cash                                                                    1,918,159
   Receivables -
     Fund shares sold                                                         22,049
     Dividends, interest and foreign taxes withheld                        1,123,744
   Other                                                                       2,492
                                                                        -------------
       Total assets                                                     $178,494,782
                                                                        -------------
LIABILITIES:
   Payables -
     Fund shares repurchased                                            $    206,101
   Due to affiliates                                                         327,435
   Accrued expenses                                                          111,863
                                                                        -------------
       Total liabilities                                                $    645,399
                                                                        -------------
NET ASSETS:
   Paid-in capital                                                      $213,572,073
   Accumulated net investment loss                                           (39,717)
   Accumulated net realized loss on investments and foreign
     currency transactions                                               (64,076,557)
   Net unrealized gain on investments                                     28,371,518
   Net unrealized gain on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies           22,066
                                                                        -------------
       Total net assets                                                 $177,849,383
                                                                        =============

NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $117,806,859/4,673,532 shares)                     $      25.21
                                                                        =============
   Class B (based on $46,064,613/1,988,974 shares)                      $      23.16
                                                                        =============
   Class C (based on $11,833,552/512,256 shares)                        $      23.10
                                                                        =============
   Class R (based on $20,612/821 shares)                                $      25.11
                                                                        =============
   Class Y (based on $2,123,747/81,868 shares)                          $      25.94
                                                                        =============
MAXIMUM OFFERING PRICE:
   Class A ($25.21 [divided by] 94.25%)                                 $      26.75
                                                                        =============
   Class C ($23.10 [divided by] 99.00%)                                 $      23.33
                                                                        =============

   The accompanying notes are an integral part of these financial statements.

18
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Pioneer Europe Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $266,475)        $ 1,906,723
  Interest                                                          25,493
                                                               -----------
       Total investment income                                                   $ 1,932,216
                                                                                 -----------
EXPENSES:
  Management fees                                              $   925,104
  Transfer agent fees
     Class A                                                       288,232
     Class B                                                       177,515
     Class C                                                        46,184
     Class R                                                             8
     Class Y                                                           134
  Distribution fees
     Class A                                                       151,614
     Class B                                                       243,751
     Class C                                                        63,864
     Class R                                                            15
  Administrative fees                                               24,572
  Custodian fees                                                    34,171
  Registration fees                                                 59,436
  Professional fees                                                 33,670
  Printing                                                         (77,946)
  Fees and expenses of nonaffiliated trustees                        3,094
  Miscellaneous                                                      1,469
                                                               -----------
       Total expenses                                                            $ 1,974,887
       Less fees paid indirectly                                                      (3,373)
                                                                                 -----------
       Net expenses                                                              $ 1,971,514
                                                                                 -----------
         Net investment loss                                                     $   (39,298)
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:

     Investments                                               $ 8,883,256
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies          (165,828)      $ 8,717,428
                                                               -----------       -----------
  Change in net unrealized gain (loss) on:

     Investments                                               $11,093,748
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies           (32,768)      $11,060,980
                                                               -----------       -----------
     Net gain on investments and foreign currency
       transactions                                                              $19,778,408
                                                                                 -----------
     Net increase in net assets resulting from operations                        $19,739,110
                                                                                 ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03


                                                               Six Months
                                                                  Ended
                                                                 4/30/04            Year Ended
                                                               (unaudited)           10/31/03
FROM OPERATIONS:
  Net investment income (loss)                               $    (39,298)       $    717,207
  Net realized gain (loss) on investments and foreign
    currency transactions                                       8,717,428         (13,169,625)
  Change in net unrealized gain on investments and
    foreign currency transactions                              11,060,980          39,615,457
                                                             ------------        -------------
  Net increase in net assets resulting from operations       $ 19,739,110        $ 27,163,039
                                                             ------------        -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:

  Class A ($0.09 and $0.00 per share, respectively)          $   (450,083)       $          -
  Class R ($0.20 and $0.00 per share, respectively)                    (6)                  -
  Class Y ($0.27 and $0.00 per share, respectively)               (22,571)                  -
                                                             -------------       -------------
     Total distributions to shareowners                      $   (472,660)       $          -
                                                             -------------       -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           $ 18,236,619        $189,080,988
  Reinvestment of distributions                                   436,176                   -
  Cost of shares repurchased                                  (32,579,834)       (226,348,321)
                                                             -------------       -------------
  Net decrease in net assets resulting from fund
     share transactions                                      $(13,907,039)       $(37,267,333)
                                                             -------------       -------------
  Net increase (decrease) in net assets                      $  5,359,411        $(10,104,294)

NET ASSETS:
  Beginning of period                                         172,489,972         182,594,266
                                                             -------------       -------------
  End of period (including accumulated net invest-
    ment income (loss) of $(39,717) and $472,241
    respectively)                                            $177,849,383        $172,489,972
                                                             =============       =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03


                                    '04 Shares     '04 Amount
                                   (unaudited)     (unaudited)         '03 Shares       '03 Amount

CLASS A
Shares sold                           510,325     $12,791,593            8,641,097     $167,590,556
Reinvestment of distributions          16,745         416,114                    -                -
Less shares repurchased              (802,842)    (20,089,244)          (9,673,429)    (190,142,083)
                                     --------     -----------           ----------     ------------
  Net decrease                       (275,772)    $(6,881,537)          (1,032,332)    $(22,551,527)
                                     ========     ===========           ==========     ============

CLASS B
Shares sold                            86,936     $ 2,047,108              185,386     $  3,518,231
Less shares repurchased              (321,670)     (7,507,070)            (844,268)     (15,582,369)
                                     --------     -----------           ----------     ------------
  Net decrease                       (234,734)    $(5,459,962)            (658,882)    $(12,064,138)
                                     ========     ===========           ==========     ============

CLASS C
Shares sold                           140,942     $ 3,267,395              943,312     $ 17,383,577
Less shares repurchased              (196,285)     (4,573,978)          (1,063,578)     (19,709,696)
                                     --------     -----------           ----------     ------------
  Net decrease                        (55,343)    $(1,306,583)            (120,266)    $ (2,326,119)
                                     ========     ===========           ==========     ============

CLASS R*
Shares sold                               793     $    20,459                   28     $        500
Less shares repurchased                     -               -                    -                -
                                     --------     -----------           ----------     ------------
  Net increase                            793     $    20,459                   28     $        500
                                     ========     ===========           ==========     ============

CLASS Y
Shares sold                             4,171     $   110,064               30,059     $    588,124
Reinvestment of distributions             787          20,062                    -                -
Less shares repurchased               (15,825)       (409,542)             (46,183)        (914,173)
                                     --------     -----------           ----------     ------------
  Net decrease                        (10,867)    $  (279,416)             (16,124)    $   (326,049)
                                     ========     ===========           ==========     ============

*Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.


Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months Ended
                                                                      4/30/04         Year Ended
CLASS A                                                             (unaudited)        10/31/03
Net asset value, beginning of period                                $   22.66          $  19.40
                                                                    ---------          --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $    0.14          $   0.17
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                     2.50              3.09
                                                                    ---------          --------
   Net increase (decrease) from investment operations               $    2.64          $   3.26
Distributions to shareowners:
 Net investment income                                                  (0.09)                -
 Net realized gain                                                          -                 -
                                                                    ---------          --------
Net increase (decrease) in net asset value                          $    2.55          $   3.26
                                                                    ---------          --------
Net asset value, end of period                                      $   25.21          $  22.66
                                                                    =========          ========
Total return*                                                           11.67%            16.80%
Ratio of net expenses to average net assets+                             1.81%**(b)        1.98%
Ratio of net investment income (loss) to average net assets+             0.29%**(b)        0.76%
Portfolio turnover rate                                                    60%**             53%
Net assets, end of period (in thousands)                            $ 117,807          $112,160
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                          1.81%**(b)        1.98%
   Net investment income (loss)                                          0.29%**(b)        0.76%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                          1.81%**(b)        1.98%
   Net investment income (loss)                                          0.29%**(b)        0.76%


Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended     Year Ended     Year Ended
CLASS A                                                          10/31/02      10/31/01       10/31/00       10/31/99
Net asset value, beginning of period                             $  22.85     $  32.75       $   31.71      $  29.87
                                                                 --------     --------       ---------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.06     $   0.07       $   (0.15)     $   0.12
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                (3.51)       (9.97)           2.30          2.54
                                                                 --------     --------       ---------      --------
   Net increase (decrease) from investment operations            $  (3.45)    $  (9.90)      $    2.15      $   2.66
Distributions to shareowners:
 Net investment income                                                  -            -           (0.00)(a)     (0.09)
 Net realized gain                                                      -            -           (1.11)        (0.73)
                                                                 --------     --------       ---------      --------
Net increase (decrease) in net asset value                       $  (3.45)    $  (9.90)      $    1.04      $   1.84
                                                                 --------     --------       ---------      --------
Net asset value, end of period                                   $  19.40     $  22.85       $   32.75      $  31.71
                                                                 ========     ========       =========      ========
Total return*                                                      (15.10)%     (30.23)%          6.83%         9.01%
Ratio of net expenses to average net assets+                         1.89%        1.76%           1.54%         1.63%
Ratio of net investment income (loss) to average net assets+         0.14%       (0.07)%         (0.39)%        0.29%
Portfolio turnover rate                                                38%         116%             46%           60%
Net assets, end of period (in thousands)                         $116,051     $167,568       $ 314,781      $268,446
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                      1.89%        1.76%           1.54%         1.63%
   Net investment income (loss)                                      0.14%       (0.07)%         (0.39)%        0.29%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                      1.89%        1.74%           1.52%         1.62%
   Net investment income (loss)                                      0.14%       (0.05)%         (0.37)%        0.30%

(a) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

+   Ratios with no reduction for fees paid indirectly.

(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.90% and 0.20%, respectively.

   The accompanying notes are an integral part of these financial statements.

22

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Fund
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                4/30/04         Year Ended
CLASS B                                                       (unaudited)        10/31/03
Net asset value, beginning of period                         $     20.85          $ 18.04
                                                             -----------          -------
Increase (decrease) from investment operations:
 Net investment loss                                         $     (0.08)         $ (0.06)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                2.39             2.87
                                                             -----------          -------
   Net increase (decrease) from investment operations        $      2.31          $  2.81
Distributions to shareowners:
 Net realized gain                                                     -                -
                                                             -----------          -------
Net increase (decrease) in net asset value                   $      2.31          $  2.81
                                                             -----------          -------
Net asset value, end of period                               $     23.16          $ 20.85
                                                             ===========          =======
Total return*                                                      11.08%           15.58%
Ratio of net expenses to average net assets+                        2.81%**(a)       3.02%
Ratio of net investment loss to average net assets+                (0.74)%**(a)     (0.31)%
Portfolio turnover rate                                               60%**            53%
Net assets, end of period (in thousands)                     $    46,065          $46,358
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                     2.81%**(a)       3.02%
   Net investment loss                                             (0.74)%**(a)     (0.31)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                     2.81%**(a)       3.01%
   Net investment loss                                             (0.74)%**(a)     (0.30)%


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Fund
--------------------------------------------------------------------------------

                                                          Year Ended   Year Ended    Year Ended    Year Ended
CLASS B                                                    10/31/02     10/31/01      10/31/00      10/31/99
Net asset value, beginning of period                      $   21.45    $   31.06      $ 30.38       $ 28.79
                                                          ---------    ---------      -------       -------
Increase (decrease) from investment operations:
 Net investment loss                                      $   (0.40)   $   (0.38)     $ (0.40)      $ (0.18)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                          (3.01)       (9.23)        2.19          2.50
                                                          ---------    ---------      -------       -------
   Net increase (decrease) from investment operations     $   (3.41)   $   (9.61)     $  1.79       $  2.32
Distributions to shareowners:
 Net realized gain                                                -            -        (1.11)        (0.73)
                                                          ---------    ---------      -------       -------
Net increase (decrease) in net asset value                $   (3.41)   $   (9.61)     $  0.68       $  1.59
                                                          ---------    ---------      -------       -------
Net asset value, end of period                            $   18.04    $   21.45      $ 31.06       $ 30.38
                                                          =========    =========      =======       =======
Total return*                                                (15.90)%     (30.94)%       5.90%         8.12%
Ratio of net expenses to average net assets+                   2.81%        2.64%        2.37%         2.48%
Ratio of net investment loss to average net assets+           (0.78)%      (0.94)%      (1.21)%       (0.52)%
Portfolio turnover rate                                          38%         116%          46%           60%
Net assets, end of period (in thousands)                  $  52,009    $  83,075     $150,436      $129,336
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                2.81%        2.64%        2.37%         2.48%
   Net investment loss                                        (0.78)%      (0.94)%      (1.21)%       (0.52)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                2.81%        2.63%        2.36%         2.47%
   Net investment loss                                        (0.78)%      (0.93)%      (1.20)%       (0.51)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

+   Ratios with no reduction for fees paid indirectly.

(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 2.90% and (0.83)%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Fund
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                   4/30/04         Year Ended
CLASS C                                                           (unaudited)        10/31/03
Net asset value, beginning of period                            $     20.79          $ 17.98
                                                                -----------          -------
Increase (decrease) from investment operations:
 Net investment loss                                            $     (0.09)         $ (0.05)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                   2.40             2.86
                                                                -----------          -------
   Net increase (decrease) from investment operations           $      2.31          $  2.81
Distributions to shareowners:
 Net realized gain                                                        -                -
                                                                -----------          -------
Net increase (decrease) in net asset value                      $      2.31          $  2.81
                                                                -----------          -------
Net asset value, end of period                                  $     23.10          $ 20.79
                                                                ===========          =======
Total return*                                                         11.11%           15.63%
Ratio of net expenses to average net assets+                           2.81%**(a)       2.97%
Ratio of net investment loss to average net assets+                   (0.76)%**(a)     (0.24)%
Portfolio turnover rate                                                  60%**            53%
Net assets, end of period (in thousands)                        $    11,834          $11,801
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                        2.81%**(a)       2.97%
   Net investment loss                                                (0.76)%**(a)     (0.24)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                        2.81%**(a)       2.96%
   Net investment loss                                                (0.76)%**(a)     (0.23)%



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Fund
--------------------------------------------------------------------------------

                                                             Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                       10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                         $   21.39    $   30.95     $ 30.27      $ 28.67
                                                             ---------    ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                         $   (0.45)   $   (0.44)    $ (0.39)     $ (0.13)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             (2.96)       (9.12)       2.18         2.46
                                                             ---------    ---------     -------      -------
   Net increase (decrease) from investment operations        $   (3.41)   $   (9.56)    $  1.79      $  2.33
Distributions to shareowners:
 Net realized gain                                                   -            -       (1.11)       (0.73)
                                                             ---------    ---------     -------      -------
Net increase (decrease) in net asset value                   $   (3.41)   $   (9.56)    $  0.68      $  1.60
                                                             ---------    ---------     -------      -------
Net asset value, end of period                               $   17.98    $   21.39     $ 30.95      $ 30.27
                                                             =========    =========     =======      =======
Total return*                                                   (15.94)%     (30.89)%      5.93%        8.19%
Ratio of net expenses to average net assets+                      2.82%        2.60%       2.34%        2.42%
Ratio of net investment loss to average net assets+              (0.80)%      (0.93)%     (1.19)%      (0.44)%
Portfolio turnover rate                                             38%         116%         46%          60%
Net assets, end of period (in thousands)                     $  12,391    $  21,503     $46,544      $43,559
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                   2.82%        2.60%       2.34%        2.42%
   Net investment loss                                           (0.80)%      (0.93)%     (1.19)%      (0.44)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                   2.82%        2.58%       2.33%        2.40%
   Net investment loss                                           (0.80)%      (0.91)%     (1.18)%      (0.42)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

+   Ratios with no reduction for fees paid indirectly.

(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 2.90% and (0.85)%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Six Months
                                                                   Ended            4/1/03 (a)
                                                                  4/30/04               to
                                                                (unaudited)          10/31/03
CLASS R
Net asset value, beginning of period                            $  22.67            $ 17.92
                                                                --------            -------
Increase from investment operations:
  Net investment income                                         $   0.22            $  0.18
  Net realized and unrealized gain on investments and
     foreign currency transactions                                  2.42               4.57
                                                                --------            -------
     Net increase from investment operations                    $   2.64            $  4.75
Distributions to shareowners:
  Net investment income                                            (0.20)                 -
                                                                --------            -------
Net increase in net asset value                                 $   2.44            $  4.75
                                                                --------            -------
Net asset value, end of period                                  $  25.11            $ 22.67
                                                                ========            =======
Total return*                                                      11.66%             26.51%
Ratio of net expenses to average net assets+                        1.70%**(b)         1.75%**
Ratio of net investment income to average net assets+               2.02%**(b)         1.46%**
Portfolio turnover rate                                               60%**              53%
Net assets, end of period (in thousands)                        $     21            $     1
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
     Net expenses                                                   1.70%**(b)         1.75**
     Net investment income                                          2.02%**(b)         1.46%**

(a) Class R shares were first publicly offered on April 1, 2003.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of the period. Total return would be reduced if sales charges were taken into account.

**  Annualized

+   Ratio with no reduction for fees paid indirectly.

(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.79% and 1.93%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Fund
--------------------------------------------------------------------------------


                                                                 Six Months Ended
                                                                     4/30/04        Year Ended
CLASS Y                                                            (unaudited)       10/31/03
Net asset value, beginning of period                               $   23.40         $  19.88
                                                                   ---------         --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $    0.41         $   0.33
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                    2.40             3.19
                                                                   ---------         --------
   Net increase (decrease) from investment operations              $    2.81         $   3.52
Distributions to shareowners:
 Net investment income                                                 (0.27)               -
 Net realized gain                                                         -                -
                                                                   ---------         --------
Net increase (decrease) in net asset value                         $    2.54         $   3.52
                                                                   ---------         --------
Net asset value, end of period                                     $   25.94         $  23.40
                                                                   =========         ========
Total return*                                                          12.04%           17.71%
Ratio of net expenses to average net assets+                            1.10%**(c)       1.20%
Ratio of net investment income (loss) to average net assets+            0.98%**(c)       1.52%
Portfolio turnover rate                                                   60%**            53%
Net assets, end of period (in thousands)                           $   2,124         $  2,170
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                         1.10%**(c)       1.20%
   Net investment income (loss)                                         0.98%**(c)       1.52%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                         1.10%**(c)       1.20%
   Net investment income                                                0.98%**(c)       1.52%


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Pioneer Europe Fund
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended     Year Ended     Year Ended
CLASS Y                                                          10/31/02     10/31/01     10/31/00 (a)     10/31/99
Net asset value, beginning of period                            $   23.26    $   33.19      $   31.97       $ 29.90
                                                                ---------    ---------      ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $    0.11    $   (0.25)     $       -       $  0.35
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                                (3.49)       (9.68)          2.33          2.49
                                                                ---------    ---------      ---------       -------
   Net increase (decrease) from investment operations           $   (3.38)   $   (9.93)     $    2.33       $  2.84
Distributions to shareowners:
 Net investment income                                                  -            -          (0.00)(b)     (0.04)
 Net realized gain                                                      -            -          (1.11)        (0.73)
                                                                ---------    ---------      ---------       -------
Net increase (decrease) in net asset value                      $   (3.38)   $   (9.93)     $    1.22       $  2.07
                                                                ---------    ---------      ---------       -------
Net asset value, end of period                                  $   19.88    $   23.26      $   33.19       $ 31.97
                                                                =========    =========      =========       =======
Total return*                                                      (14.53)%     (29.92)%         7.35%         9.59%
Ratio of net expenses to average net assets+                         1.19%        1.20%          1.08%         1.12%
Ratio of net investment income (loss) to average net assets+         0.87%        0.53%         (0.01)%        0.90%
Portfolio turnover rate                                                38%         116%            46%           60%
Net assets, end of period (in thousands)                        $   2,164    $   1,834      $   2,953       $ 6,252
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
   Net expenses                                                      1.19%        1.20%          1.08%         1.12%
   Net investment income (loss)                                      0.87%        0.53%         (0.01)%        0.90%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
   Net expenses                                                      1.16%        1.19%          1.07%         1.12%
   Net investment income                                             0.90%        0.54%          0.00%         0.90%

(a) The per share data presented above is based upon the average shares outstanding for the year presented. (b) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of the period.

**  Annualized

+   Ratio with no reduction for fees paid indirectly.

(c) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.19% and 0.89%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Europe Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security. As of April 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of April 30, 2004, the Fund had no outstanding portfolio or settlement hedges.

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2004, the Fund had no open futures contracts.

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the fiscal year ended October 31, 2003.

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2003:

-------------------------------------------------------------------------------

                                               2003
                                          -------------
  Undistributed ordinary income           $    472,241
  Capital loss carryforward                (70,123,211)
  Unrealized appreciation                   14,661,830
                                          -------------
    Total                                 $(54,989,140)
                                          =============

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $8,606 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2004.

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class B, Class C, Class Y and Class R shares can bear different transfer agent and distribution fees.

2.  Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2004, $157,026 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $94,320 in transfer agent fees payable to PIMSS at April 30, 2004.

4.  Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C, and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and

Pioneer Europe Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $76,089 in distribution fees payable to PFD at April 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2004, CDSCs in the amount of $46,323 were paid to PFD.

Effective November 1, 2003, the Fund charges a 2.0% redemption fee on shares (except Class B and Class C shares) sold within 30 days of purchase. The Fund plans to implement this fee for Class B and Class C shares as soon as the Fund can implement operational changes. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended April 30, 2004, the Fund collected $791 in redemption fees, which are included in the Fund's capital account.

5.  Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2004, the Fund's expenses were reduced by $3,373 under such arrangements.

Pioneer Europe Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.  Line of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

7.  Tax Information

For the six months ended April 30, 2004, the Fund has elected to pass through foreign taxes credits of $266,475.

Pioneer Europe Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity Income Fund
Pioneer Growth Shares
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap
 Growth Fund
Pioneer Oak Ridge Small Cap
  Growth Fund
Pioneer Papp America-Pacific
  Rim Fund
Pioneer Papp Small and Mid Cap
  Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

Fixed Income
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer Global High Yield Fund
Pioneer High Yield Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund

Money Market
Pioneer Cash Reserves Fund**

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider [the/a/each] fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about [the/a/each] fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

(LOGO) PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    15901-00-0604
Boston, Massachusetts 02109              (C)2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds,
Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.